Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reconciliation [Abstract]
Number of customers	1
Total revenues percentage	12.00%	7.00%	9.00%